Pension and Other Postretirement Employee Benefits (OPEB) Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended						12 Months Ended							3 Months Ended	12 Months Ended						3 Months Ended					3 Months Ended	7 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2013 OptionPlan	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Retirement Plan	Dec. 31, 2012 Pension Plans		Dec. 31, 2011 Pension Plans		Dec. 31, 2010 Pension Plans		Dec. 31, 2012 Pension Plans Retirement Plan	Mar. 31, 2013 OPEB Plan	Dec. 31, 2012 OPEB Plan		Dec. 31, 2011 OPEB Plan		Dec. 31, 2010 OPEB Plan		Mar. 31, 2013 Oncor Retirement Plan	Mar. 31, 2013 EFH Retirement Plan	Mar. 31, 2013 Oncor Retirement Plan (recoverable portion)	Dec. 31, 2012 Pension and OPEB costs	Dec. 31, 2011 Pension and OPEB costs	Mar. 31, 2013 Employee retirement costs	Jul. 31, 2012 Employee retirement costs	Aug. 31, 2012 Employee retirement costs	Oct. 31, 2012 Employee retirement costs	Dec. 31, 2012 Employee retirement costs	Dec. 31, 2011 Employee retirement costs	Mar. 31, 2013 OPEB Costs
Defined Benefit Plan Disclosure [Line Items]
Number of defined pension plans in which the Company participates	2
Discount rate									5.00%	[1]	5.50%	[1]	5.90%	[1]		4.10%	4.95%	[1]	5.55%	[1]	5.90%	[1]	4.10%	4.30%					5.00%	4.15%	4.20%
Expected return on plan assets			6.70%						7.40%		7.70%		8.00%			6.70%	6.80%		7.10%		7.60%			5.40%	6.16%							4.10%
Cash contributions		$ 259	$ 104	$ 193	$ 61				$ 93		$ 175						$ 11		$ 18									$ 6						$ 3
Additional cash contributions																												4						9
Carrying Amount, Regulatory Assets	2,063	2,093	2,093	2,007																						1,011	884	83				87	103
Treasury bond			30 years
Realized and unrealized gains or losses in the market value of assets			4 years
Percentage of gain and losses			25.00%
Number of corporate bonds			332
Net periodic cost									70								26
Net periodic cost1									1								20
Funding for the pension plans, based on the funded status		115	115					10	(711)		(673)				395		(723)		(612)
Employee benefit plan plan under thrift plan			$ 12	$ 12	$ 11
Percentage of Regular Salary			75.00%
Percentage of salary of employees ears threshold						1.00%	16.00%
Maximum employees who covered under cash balance formula EFH retirement plan			100.00%
Percentage of employees who covered under cash balance formula EFH			6.00%
Maximum percentage of Employees who covered under the traditional retirement plan			75.00%
Percentage of employees who covered under the traditional retirement plan			6.00%

[1]	As a result of the amendments discussed above, the discount rate reflected in net pension costs for January through July 2012 was 5.00%, for August through September 2012 was 4.15% and for October through December 2012 was 4.20%.